Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document type	20-F
Document registration statement	false
Document annual report	true
Document transition report	false
Document shell company report	false
Current fiscal year end date	--12-31
Document period end date	Dec. 31, 2024
Entity file number	001-40795
Entity registrant name	On Holding AG
Entity incorporation, state or country code	V8
Entity address, address line one	Förrlibuckstrasse 190
Entity address, postal zip code	8005
Entity address, city or town	Zurich
Entity address, country	CH
Title of 12(b) security	Class A ordinary shares, par value CHF 0.10 per share
Trading symbol	ONON
Security exchange name	NYSE
Entity common stock, shares outstanding (in shares)	289,296,343
Entity well-known seasoned issuer	Yes
Entity voluntary filers	No
Entity current reporting status	Yes
Entity interactive data current	Yes
Entity filer category	Large Accelerated Filer
Entity emerging growth company	false
ICFR auditor attestation flag	true
Document Financial Statement Error Correction [Flag]	false
Document accounting standard	International Financial Reporting Standards
Entity shell company	false
Amendment flag	false
Entity central index key	0001858985
Document fiscal year focus	2024
Document fiscal period focus	FY
Business contact
Document Information [Line Items]
Entity address, address line one	Förrlibuckstrasse 190
Entity address, postal zip code	8005
Entity address, city or town	Zurich
Entity address, country	CH
Contact personnel name	Martin Hoffmann
City area code	+41
Local phone number	44 225 1555